Financial risk management - D. Financial risk management (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Abstract]
Target percent of debt fixed rate	75.00%
Target percent of debt floating rate	25.00%
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ (23)	$ (59)
Minimum
Financial Instruments [Abstract]
Target percent debt in local currency	40.00%
Disclosure of detailed information about hedging instruments [line items]
Target percent debt in local currency	40.00%
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities	$ (23)	$ (59)